Reporting Segments (Details) - Schedule of Reporting Segment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reporting Segment [Line Items]
Other operating income and expenses	$ 7,016	$ 8,048	$ 3,807
Net income before taxes	1,245,415	1,079,595	691,385
Income taxes	(207,362)	(219,745)	(97,548)
NET INCOME FOR THE YEAR	1,038,053	859,850	593,837
Total
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	40,932,880	41,323,844	40,811,886
Deposits and other demand deposits	30,569,373	31,359,234	29,675,768
Net interest income	1,986,683	1,786,786	1,093,049
Net fee and commission income	595,831	547,066	502,640
Net income from financial operations	255,782	250,519	302,455
Provision for loan losses	(575,313)	(504,590)	(322,785)
Support expenses	(939,413)	(907,980)	(878,060)
Other operating income and expenses	(78,155)	(92,206)	(5,914)
Net income before taxes	1,245,415	1,079,595	691,385
Income taxes	(207,362)	(219,745)	(97,548)
NET INCOME FOR THE YEAR	1,038,053	859,850	593,837
Retail
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	31,225,378	31,942,515	31,072,731
Deposits and other demand deposits	13,094,059	13,016,941	13,487,482
Net interest income	1,642,104	1,559,556	1,476,793
Net fee and commission income	503,186	454,194	384,415
Net income from financial operations	64,292	61,031	53,012
Provision for loan losses	(498,572)	(446,842)	(295,144)
Support expenses	(744,059)	(715,845)	(701,820)
Other operating income and expenses	(77,593)	(68,395)	29,561
Net income before taxes	889,358	843,699	946,817
Income taxes	(211,987)	(219,396)	(250,222)
NET INCOME FOR THE YEAR	677,371	624,303	696,595
Wealth Management & Insurance
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	924,692	818,155	729,012
Deposits and other demand deposits	3,177,991	2,773,286	2,095,310
Net interest income	59,789	57,773	53,882
Net fee and commission income	30,019	23,183	20,462
Net income from financial operations	4,236	2,661	2,992
Provision for loan losses	(2,870)	(2,430)	(77)
Support expenses	(32,037)	(33,494)	(30,724)
Other operating income and expenses	(1,976)	471	2,398
Net income before taxes	57,161	48,164	48,933
Income taxes	(13,963)	(12,681)	(12,719)
NET INCOME FOR THE YEAR	43,198	35,483	36,214
Middle-market
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	6,178,983	6,044,799	6,026,504
Deposits and other demand deposits	4,262,866	4,299,293	3,808,484
Net interest income	334,660	314,230	310,374
Net fee and commission income	52,921	43,954	37,394
Net income from financial operations	22,154	20,533	20,926
Provision for loan losses	(74,190)	(53,695)	(37,515)
Support expenses	(45,074)	(43,343)	(41,176)
Other operating income and expenses	(3,856)	(2,317)	105
Net income before taxes	286,615	279,362	290,108
Income taxes	(78,709)	(79,109)	(85,261)
NET INCOME FOR THE YEAR	207,906	200,253	204,847
CIB
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	2,139,201	2,301,491	3,089,036
Deposits and other demand deposits	7,313,098	8,357,393	8,275,044
Net interest income	211,915	235,140	246,636
Net fee and commission income	47,404	54,901	49,793
Net income from financial operations	143,503	176,705	183,871
Provision for loan losses	4,269	(2,995)	10,418
Support expenses	(103,287)	(97,420)	(90,944)
Other operating income and expenses	(2,654)	(2,653)	2,519
Net income before taxes	301,150	363,678	402,293
Income taxes	(83,216)	(97,559)	(105,017)
NET INCOME FOR THE YEAR	217,934	266,119	297,276
Corporate Activity & others
Schedule of Reporting Segment [Line Items]
Loans and accounts receivable from customers	464,626	216,884	(105,397)
Deposits and other demand deposits	2,721,359	2,912,321	2,009,448
Net interest income	(261,785)	(379,913)	(994,636)
Net fee and commission income	(37,699)	(29,166)	10,576
Net income from financial operations	21,597	(10,411)	41,654
Provision for loan losses	(3,950)	1,372	(467)
Support expenses	(14,956)	(17,878)	(13,396)
Other operating income and expenses	7,924	(19,312)	(40,497)
Net income before taxes	(288,869)	(455,308)	(996,766)
Income taxes	180,513	189,000	355,671
NET INCOME FOR THE YEAR	$ (108,356)	$ (266,308)	$ (641,095)